SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dividend distribution -
On April 23, 2026, the Board of Directors of Credicorp Ltd. approved the distribution of a cash dividend of S/4,719.1 million equivalent to S/50.00 per share, to be distributed on June 12, 2026.